JPMorgan Managed Futures Plus ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 59.6%
Netherlands — 0.1%
NXP Semiconductors NV	78	17,875
Switzerland — 0.0% ^
TE Connectivity plc	84	17,278
United States — 59.5%
3M Co.	221	38,958
A O Smith Corp.	48	2,886
Abbott Laboratories	399	42,174
AbbVie, Inc.	401	100,627
Accenture plc, Class A	187	31,027
Adobe, Inc. *	130	32,553
Advanced Micro Devices, Inc. *	498	237,123
Aflac, Inc.	167	21,289
Agilent Technologies, Inc.	54	7,472
Airbnb, Inc., Class A *	132	20,001
Akamai Technologies, Inc. *	51	5,874
Align Technology, Inc. *	5	846
Allegion plc	34	5,352
Allstate Corp. (The)	88	23,239
Alphabet, Inc., Class A	2,414	859,698
Alphabet, Inc., Class C	1,950	695,467
Amazon.com, Inc. *	3,019	819,900
American Electric Power Co., Inc.	24	3,068
American Express Co.	184	61,870
American International Group, Inc.	189	14,852
American Tower Corp., REIT	18	3,120
Ameriprise Financial, Inc.	30	16,375
AMETEK, Inc.	100	24,171
Amgen, Inc.	123	47,375
Amphenol Corp., Class A	373	59,941
Analog Devices, Inc.	149	54,744
Aon plc, Class A	80	28,844
APA Corp.	326	12,166
Apollo Global Management, Inc.	166	20,848
Apple, Inc.	4,470	1,380,828
Applied Materials, Inc.	242	122,856
AppLovin Corp., Class A *	81	32,068
Aptiv plc *	103	5,816
Arch Capital Group Ltd. *	110	11,058
Ares Management Corp., Class A	82	10,503
Arista Networks, Inc. *	321	57,892
Arthur J Gallagher & Co.	87	21,700
Assurant, Inc.	16	4,467
AT&T, Inc.	2,860	66,495
Autodesk, Inc. *	58	13,584
Automatic Data Processing, Inc.	171	45,565
AutoZone, Inc. *	5	15,081
Axon Enterprise, Inc. *	33	17,416

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Baker Hughes Co., Class A	897	54,260
Bank of America Corp.	2,289	141,804
Bank of New York Mellon Corp. (The)	248	38,770
Baxter International, Inc.	53	1,386
Becton Dickinson & Co.	58	9,606
Berkshire Hathaway, Inc., Class B *	644	329,432
Best Buy Co., Inc.	78	6,728
Biogen, Inc. *	25	5,074
Bio-Techne Corp.	24	1,730
Blackrock, Inc.	51	55,610
Blackstone, Inc.	272	34,748
Block, Inc. *	191	15,517
Boeing Co. (The) *	338	73,055
Booking Holdings, Inc.	241	46,489
Boston Scientific Corp. *	330	15,421
Bristol-Myers Squibb Co.	460	30,043
Broadcom, Inc.	1,436	559,006
Broadridge Financial Solutions, Inc.	57	8,775
Brown & Brown, Inc.	116	8,166
Builders FirstSource, Inc. *	52	3,455
Cadence Design Systems, Inc. *	81	27,542
Capital One Financial Corp.	222	46,400
Cardinal Health, Inc.	54	12,422
Carnival Corp. Ltd.	455	12,654
Carrier Global Corp.	326	20,150
Carvana Co., Class A *	219	13,657
Caterpillar, Inc.	198	161,332
Cboe Global Markets, Inc.	39	12,099
CDW Corp.	36	5,321
Cencora, Inc.	49	15,256
Centene Corp. *	77	4,791
CH Robinson Worldwide, Inc.	57	8,421
Charles River Laboratories International, Inc. *	3	698
Charles Schwab Corp. (The)	576	60,618
Charter Communications, Inc., Class A *	30	4,349
Chevron Corp.	1,691	332,840
Chipotle Mexican Grill, Inc., Class A *	400	14,888
Chubb Ltd.	125	43,835
Ciena Corp. *	49	18,475
Cigna Group (The)	57	15,906
Cincinnati Financial Corp.	50	8,884
Cintas Corp.	138	28,239
Cisco Systems, Inc.	1,190	138,028
Citigroup, Inc.	595	78,808
Citizens Financial Group, Inc.	133	9,529
CME Group, Inc.	134	35,884
Cognizant Technology Solutions Corp., Class A	139	7,694
Coherent Corp. *	55	14,459

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Coinbase Global, Inc., Class A *	78	11,408
Comcast Corp., Class A	1,461	35,006
Comfort Systems USA, Inc.	15	25,945
ConocoPhillips	1,112	133,974
Constellation Energy Corp.	12	3,153
Cooper Cos., Inc. (The) *	30	2,170
Copart, Inc. *	363	10,571
Corning, Inc.	239	33,042
Corpay, Inc. *	22	8,406
Crowdstrike Holdings, Inc., Class A *	303	57,831
CSX Corp.	836	42,134
Cummins, Inc.	58	36,784
CVS Health Corp.	292	30,494
Danaher Corp.	139	27,102
Darden Restaurants, Inc.	30	6,107
Datadog, Inc., Class A *	104	27,869
Deckers Outdoor Corp. *	55	5,328
Deere & Co.	111	65,786
Dell Technologies, Inc., Class C	85	34,456
Delta Air Lines, Inc.	272	23,784
Devon Energy Corp.	1,054	47,567
Dexcom, Inc. *	88	7,344
Diamondback Energy, Inc.	185	37,546
Digital Realty Trust, Inc., REIT	16	3,016
Dominion Energy, Inc.	43	2,974
Domino's Pizza, Inc.	9	3,127
DoorDash, Inc., Class A *	113	22,166
Dover Corp.	58	11,868
DR Horton, Inc.	83	11,874
Duke Energy Corp.	25	3,136
Eaton Corp. plc	168	69,754
eBay, Inc.	136	15,505
EchoStar Corp., Class A *	55	4,625
Edwards Lifesciences Corp. *	133	11,447
Electronic Arts, Inc.	90	18,887
Elevance Health, Inc.	51	19,168
Eli Lilly & Co.	180	206,791
EMCOR Group, Inc.	19	15,151
Emerson Electric Co.	245	36,706
EOG Resources, Inc.	481	71,520
EQT Corp.	572	30,482
Equifax, Inc.	58	10,012
Equinix, Inc., REIT	3	3,058
Erie Indemnity Co., Class A	13	3,147
Everest Group Ltd.	14	5,238
Expand Energy Corp.	218	20,499
Expedia Group, Inc.	29	8,547
Expeditors International of Washington, Inc.	56	9,402

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
ExxonMobil Holdings Corp. *	3,743	581,812
F5, Inc. *	15	6,039
FactSet Research Systems, Inc.	13	3,422
Fair Isaac Corp. *	7	7,861
Fastenal Co.	465	22,185
FedEx Corp.	96	29,510
Fedex Freight Holding Co., Inc. *	55	7,729
Fidelity National Information Services, Inc.	197	8,820
Fifth Third Bancorp	327	18,475
First Solar, Inc. *	29	6,120
Fiserv, Inc. *	162	8,738
Flex Ltd. *	112	12,740
Ford Motor Co.	1,210	17,763
Fortinet, Inc. *	189	30,609
Fortive Corp.	163	9,651
Fox Corp., Class A	106	6,172
Fox Corp., Class B	55	2,857
Franklin Resources, Inc.	141	4,774
Garmin Ltd.	54	15,864
Gartner, Inc. *	20	3,020
GE Aerospace	454	163,472
GE HealthCare Technologies, Inc.	103	7,006
GE Vernova, Inc.	116	114,874
Gen Digital, Inc.	162	4,447
Generac Holdings, Inc. *	29	5,716
General Dynamics Corp.	111	42,560
General Motors Co.	274	24,348
Genuine Parts Co.	49	6,094
Gilead Sciences, Inc.	275	35,808
Global Payments, Inc.	86	7,231
Globe Life, Inc.	27	4,921
GoDaddy, Inc., Class A *	40	3,310
Goldman Sachs Group, Inc. (The)	105	106,930
Halliburton Co.	780	25,155
Hartford Insurance Group, Inc. (The)	87	12,346
Hasbro, Inc.	41	3,852
HCA Healthcare, Inc.	31	12,480
Hewlett Packard Enterprise Co.	402	19,256
Hilton Worldwide Holdings, Inc.	75	24,037
Home Depot, Inc. (The)	302	100,252
Honeywell Aerospace, Inc. *	139	28,737
Honeywell International, Inc.	139	33,784
Howmet Aerospace, Inc.	172	48,549
HP, Inc.	272	7,417
Hubbell, Inc.	27	12,759
Humana, Inc.	25	9,096
Huntington Bancshares, Inc.	652	11,110
Huntington Ingalls Industries, Inc.	14	4,570

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
IDEX Corp.	32	7,374
IDEXX Laboratories, Inc. *	21	11,740
Illinois Tool Works, Inc.	110	31,564
Incyte Corp. *	24	2,868
Ingersoll Rand, Inc.	151	12,590
Insulet Corp. *	21	3,472
Intel Corp. *	1,431	129,076
Interactive Brokers Group, Inc., Class A	159	13,990
Intercontinental Exchange, Inc.	191	29,124
International Business Machines Corp.	288	64,411
Intuit, Inc.	82	25,918
Intuitive Surgical, Inc. *	80	28,266
Invesco Ltd.	138	4,085
IQVIA Holdings, Inc. *	41	9,636
Jabil, Inc.	29	9,136
Jack Henry & Associates, Inc.	25	3,851
Jacobs Solutions, Inc.	57	7,691
JB Hunt Transport Services, Inc.	32	8,696
Johnson & Johnson	541	138,685
Johnson Controls International plc	273	40,038
KeyCorp	359	8,110
Keysight Technologies, Inc. *	53	16,911
Kinder Morgan, Inc.	1,788	57,538
KKR & Co., Inc.	247	25,053
KLA Corp.	402	73,494
L3Harris Technologies, Inc.	79	21,888
Labcorp Holdings, Inc.	18	5,566
Lam Research Corp.	376	110,176
Las Vegas Sands Corp.	129	6,307
Leidos Holdings, Inc.	60	6,936
Lennar Corp., Class A	61	5,023
Lennox International, Inc.	14	5,822
Live Nation Entertainment, Inc. *	69	12,015
Lockheed Martin Corp.	86	50,116
Loews Corp.	58	6,729
Lowe's Cos., Inc.	168	34,912
Lululemon Athletica, Inc. *	26	3,091
Lumentum Holdings, Inc. *	24	17,135
M&T Bank Corp.	51	12,561
Marathon Petroleum Corp.	269	85,130
Marriott International, Inc., Class A	69	25,725
Marsh & McLennan Cos., Inc.	168	31,868
Marvell Technology, Inc.	272	51,016
Masco Corp.	107	7,648
Mastercard, Inc., Class A	283	162,187
McDonald's Corp.	218	59,000
McKesson Corp.	27	23,117
Medtronic plc	293	25,019

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Merck & Co., Inc.	562	73,172
Meta Platforms, Inc., Class A	904	503,266
MetLife, Inc.	195	18,745
Mettler-Toledo International, Inc. *	3	4,249
MGM Resorts International *	66	2,942
Microchip Technology, Inc.	162	12,035
Micron Technology, Inc.	346	284,768
Microsoft Corp.	2,264	1,052,126
Moderna, Inc. *	61	3,344
Monolithic Power Systems, Inc.	15	21,390
Moody's Corp.	55	26,311
Morgan Stanley	424	89,218
Motorola Solutions, Inc.	52	22,659
MSCI, Inc.	27	15,450
Nasdaq, Inc.	161	15,165
NetApp, Inc.	56	9,996
Netflix, Inc. *	1,726	123,771
News Corp., Class A	137	3,776
NextEra Energy, Inc.	60	5,215
NIKE, Inc., Class B	374	15,600
Nordson Corp.	27	8,040
Norfolk Southern Corp.	97	32,542
Northern Trust Corp.	57	10,385
Northrop Grumman Corp.	56	30,379
Norwegian Cruise Line Holdings Ltd. *	145	2,687
NVIDIA Corp.	7,369	1,479,327
NVR, Inc. *	1	6,147
Occidental Petroleum Corp.	671	38,294
Old Dominion Freight Line, Inc.	76	16,123
Omnicom Group, Inc.	104	8,185
ON Semiconductor Corp. *	112	9,140
ONEOK, Inc.	591	53,669
Oracle Corp.	512	66,493
O'Reilly Automotive, Inc. *	250	22,337
Otis Worldwide Corp.	154	11,080
PACCAR, Inc.	221	29,322
Palantir Technologies, Inc., Class A *	704	86,634
Palo Alto Networks, Inc. *	244	80,967
Parker-Hannifin Corp.	55	53,709
Paychex, Inc.	138	16,124
PayPal Holdings, Inc.	326	18,650
Pentair plc	87	5,693
Pfizer, Inc.	1,290	32,263
Phillips 66	373	78,957
PNC Financial Services Group, Inc. (The)	141	35,232
Principal Financial Group, Inc.	52	5,912
Progressive Corp. (The)	202	42,707
Prologis, Inc., REIT	48	6,941

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Prudential Financial, Inc.	113	13,795
PTC, Inc. *	29	3,979
Public Storage, REIT	10	3,242
PulteGroup, Inc.	54	6,829
Qnity Electronics, Inc.	58	7,608
QUALCOMM, Inc.	321	47,383
Quanta Services, Inc.	66	44,046
Quest Diagnostics, Inc.	32	7,456
Ralph Lauren Corp.	12	4,564
Raymond James Financial, Inc.	52	9,151
Realty Income Corp., REIT	46	2,938
Regeneron Pharmaceuticals, Inc.	25	19,066
Regions Financial Corp.	245	7,583
Republic Services, Inc., Class A	79	16,633
ResMed, Inc.	24	5,064
Revvity, Inc.	34	3,826
Robinhood Markets, Inc., Class A *	294	25,449
Rockwell Automation, Inc.	49	23,524
Rollins, Inc.	158	5,999
Roper Technologies, Inc.	29	11,367
Ross Stores, Inc.	104	26,111
Royal Caribbean Cruises Ltd.	79	25,146
RTX Corp.	571	122,891
S&P Global, Inc.	110	45,312
Salesforce, Inc.	242	44,533
Sandisk Corp. *	45	54,667
Seagate Technology Holdings plc	68	58,217
ServiceNow, Inc. *	319	35,482
Simon Property Group, Inc., REIT	13	2,982
Skyworks Solutions, Inc.	33	2,055
SLB Ltd.	1,357	67,294
Snap-on, Inc.	27	11,081
Solventum Corp. *	41	3,503
Southern Co. (The)	57	5,389
Southwest Airlines Co.	249	11,198
Stanley Black & Decker, Inc.	83	7,850
Starbucks Corp.	351	36,943
State Street Corp.	105	19,337
STERIS plc	30	6,852
Stryker Corp.	79	25,730
Super Micro Computer, Inc. *	185	5,254
Synchrony Financial	106	8,034
Synopsys, Inc. *	55	21,382
T. Rowe Price Group, Inc.	82	9,163
Take-Two Interactive Software, Inc. *	80	19,434
Tapestry, Inc.	52	7,923
Targa Resources Corp.	193	52,181
Teledyne Technologies, Inc. *	14	9,178

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Teradyne, Inc.	51	18,752
Tesla, Inc. *	865	269,197
Texas Instruments, Inc.	271	74,726
Texas Pacific Land Corp.	54	21,739
Textron, Inc.	85	7,247
Thermo Fisher Scientific, Inc.	82	47,093
TJX Cos., Inc. (The)	346	54,440
TKO Group Holdings, Inc.	31	5,636
T-Mobile US, Inc.	191	32,988
Tractor Supply Co.	186	5,723
Trade Desk, Inc. (The), Class A *	165	2,977
Trane Technologies plc	95	43,220
TransDigm Group, Inc.	25	31,359
Travelers Cos., Inc. (The)	80	29,949
Trimble, Inc. *	71	4,017
Truist Financial Corp.	461	23,898
Tyler Technologies, Inc. *	13	4,025
Uber Technologies, Inc. *	886	62,339
Ulta Beauty, Inc. *	13	6,667
Union Pacific Corp.	256	74,785
United Airlines Holdings, Inc. *	129	15,652
United Parcel Service, Inc., Class B	325	33,871
United Rentals, Inc.	27	29,140
UnitedHealth Group, Inc.	210	87,024
Universal Health Services, Inc., Class B	18	3,032
US Bancorp	535	33,710
Valero Energy Corp.	275	86,047
Veeva Systems, Inc., Class A *	39	7,947
Veralto Corp.	102	9,605
VeriSign, Inc.	26	7,541
Verisk Analytics, Inc., Class A	56	10,912
Verizon Communications, Inc.	1,725	80,747
Vertex Pharmaceuticals, Inc. *	56	26,718
Vertiv Holdings Co., Class A	167	40,342
Viatris, Inc.	241	4,232
Visa, Inc., Class A	583	213,454
Walt Disney Co. (The)	726	69,834
Warner Bros Discovery, Inc. *	1,005	26,431
Waste Management, Inc.	163	36,928
Waters Corp. *	22	8,301
Wells Fargo & Co.	1,054	91,118
Welltower, Inc., REIT	26	6,095
West Pharmaceutical Services, Inc.	16	5,455
Western Digital Corp.	104	56,663
Westinghouse Air Brake Technologies Corp.	73	21,233
Williams Cos., Inc. (The)	1,114	79,696
Williams-Sonoma, Inc.	30	6,860
Willis Towers Watson plc	27	9,070

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Workday, Inc., Class A *	58	9,300
WR Berkley Corp.	103	7,472
WW Grainger, Inc.	19	26,262
Wynn Resorts Ltd.	31	3,079
Xylem, Inc.	102	11,931
Yum! Brands, Inc.	83	12,722
Zebra Technologies Corp., Class A *	14	4,113
Zimmer Biomet Holdings, Inc.	52	4,884
Zoetis, Inc.	98	7,574
		19,859,465
Total Common Stocks (Cost $19,742,787)		19,894,618
Exchange-Traded Funds — 19.1%
Cayman Islands — 19.1%
Managed Futures Plus Fund CS Ltd. *(Cost $6,842,698)	774,612	6,359,566
Short-Term Investments — 24.4%
Investment Companies — 24.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	2,327,332	2,327,565
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	5,800,288	5,800,288
Total Investment Companies (Cost $8,127,757)		8,127,853
Total Investments — 103.1% (Cost $34,713,242)		34,382,037
Liabilities in Excess of Other Assets — (3.1)%		(1,033,080)
NET ASSETS — 100.0%		33,348,957

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Specialty Funds	18.5%
Semiconductors & Semiconductor Equipment	9.7
Interactive Media & Services	6.0
Oil, Gas & Consumable Fuels	5.3
Software	4.9
Technology Hardware, Storage & Peripherals	4.7
Broadline Retail	2.4
Financial Services	2.3
Capital Markets	2.1
Aerospace & Defense	1.9
Machinery	1.5
Pharmaceuticals	1.4
Banks	1.4
Insurance	1.1
Hotels, Restaurants & Leisure	1.0
Electrical Equipment	1.0
Others (each less than 1.0%)	11.2
Short-Term Investments	23.6

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
CAC 40 10 Euro Index	6	08/21/2026	EUR	591,393	5,822
IBEX 35 Index	3	08/21/2026	EUR	685,376	11,557
OMXS30 Index	17	08/21/2026	SEK	581,651	5,383
Brent Crude Oil	3	08/28/2026	USD	264,570	3,358
MSCI Singapore Index	23	08/28/2026	SGD	927,299	(3,396)
TOPIX Index	9	09/10/2026	JPY	2,243,707	(6,024)
Japan 10 Year Mini Bond	191	09/11/2026	JPY	15,211,093	(67,980)
Wheat	15	09/14/2026	USD	478,500	(28,158)
Cocoa	2	09/15/2026	USD	107,940	5,334
LME Copper Base Metal	3	09/16/2026	USD	1,035,825	2,150
LME Zinc Base Metal	15	09/16/2026	USD	1,374,563	37,615
S&P/TSX 60 Index	17	09/17/2026	CAD	5,064,408	7,282
SPI 200 Index	2	09/17/2026	AUD	312,350	(4,699)
Canada 10 Year Bond	19	09/18/2026	CAD	1,608,803	(15,277)
DAX Index	1	09/18/2026	EUR	743,234	1,526
EURO STOXX 50 Index	7	09/18/2026	EUR	515,400	4,584
FTSE 100 Index	25	09/18/2026	GBP	3,660,826	62,132
FTSE/MIB Index	2	09/18/2026	EUR	604,539	2,761
MSCI EAFE Index	3	09/18/2026	USD	477,795	3,329
MSCI Emerging Markets Index	2	09/18/2026	USD	164,210	4,326
Russell 1000 Value E-Mini Index	4	09/18/2026	USD	496,660	5,881
Russell 2000 E-Mini Index	3	09/18/2026	USD	441,000	(2,447)
S&P 500 Micro E-Mini Index	439	09/18/2026	USD	16,512,436	98,417
S&P MidCap 400 E-Mini Index	1	09/18/2026	USD	377,490	1,798
Feeder Cattle	2	09/24/2026	USD	343,275	9,144
Long Gilt	19	09/28/2026	GBP	2,214,771	(23,349)
Live Cattle	4	10/30/2026	USD	363,200	6,628
Soybean	17	11/13/2026	USD	1,010,013	6,361
Cotton No. 2	2	12/08/2026	USD	81,790	1,744
Coffee 'C'	1	12/18/2026	USD	117,994	2,303
					138,105

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Natural Gas	(3)	08/27/2026	USD	(82,890)	3,288
Euro-Bobl	(53)	09/08/2026	EUR	(6,953,275)	47,162
Euro-Bund	(78)	09/08/2026	EUR	(11,173,055)	98,923
Euro-Buxl 30 Year Bond	(8)	09/08/2026	EUR	(973,628)	8,478
Japan 10 Year Mini Bond	(64)	09/11/2026	JPY	(5,096,911)	27,346
Australia 10 Year Bond	(114)	09/15/2026	AUD	(8,673,101)	(2,382)
LME Nickel Base Metal	(4)	09/16/2026	USD	(412,212)	(3,146)
SPI 200 Index	(33)	09/17/2026	AUD	(5,153,779)	8,832
EURO STOXX 50 Index	(19)	09/18/2026	EUR	(1,398,944)	(19,787)
MSCI Emerging Markets Index	(18)	09/18/2026	USD	(1,477,890)	33,235
Russell 1000 Growth E-Mini Index	(2)	09/18/2026	USD	(479,570)	3,412
Russell 2000 E-Mini Index	(2)	09/18/2026	USD	(294,000)	3,906
XAB Materials Equity Index	(3)	09/18/2026	USD	(321,900)	11,124
XAP Consumer Staples Index	(4)	09/18/2026	USD	(344,280)	4,418
U.S. Treasury 10 Year Note	(123)	09/21/2026	USD	(13,314,750)	114,191
U.S. Treasury Long Bond	(17)	09/21/2026	USD	(1,847,688)	31,315
Long Gilt	(5)	09/28/2026	GBP	(582,834)	3,295
Sugar No. 11	(61)	09/30/2026	USD	(1,001,571)	(14,889)
U.S. Treasury 5 Year Note	(42)	09/30/2026	USD	(4,457,250)	22,308
Lean Hogs	(30)	10/14/2026	USD	(1,016,400)	35,088
Corn	(27)	12/14/2026	USD	(626,062)	(3,545)
					412,572
					550,677

Abbreviations
AUD	Australian Dollar
Brent	Broom, Rannoch, Etieve, Ness, Tarbat
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
IBEX	Spanish Exchange Index
JPY	Japanese Yen
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
SEK	Swedish Krona
SGD	Singapore Dollar
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of July 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	100,073	USD	114,957	Barclays Bank plc	8/17/2026	502
EUR	49,564	USD	56,691	Standard Chartered Bank	8/17/2026	494
USD	36,772	HKD	287,977	HSBC Bank, NA	8/17/2026	34
AUD	71,182	USD	49,263	HSBC Bank, NA	8/18/2026	810
AUD	151,839	USD	106,205	Morgan Stanley	8/18/2026	607
BRL	1,243,007	USD	239,353	BNP Paribas**	8/18/2026	4,951
BRL	954,521	USD	185,812	Merrill Lynch International**	8/18/2026	1,792
CAD	1,877,981	USD	1,323,983	HSBC Bank, NA	8/18/2026	16,475
CHF	55,414	GBP	50,909	HSBC Bank, NA	8/18/2026	39
COP	1,170,019,963	USD	354,845	BNP Paribas**	8/18/2026	14,795
EUR	39,990	AUD	65,190	Goldman Sachs International	8/18/2026	282
EUR	47,836	USD	54,824	Barclays Bank plc	8/18/2026	370
EUR	37,318	USD	42,747	HSBC Bank, NA	8/18/2026	311
GBP	55,624	AUD	106,381	Morgan Stanley	8/18/2026	132
GBP	44,789	CHF	48,491	Goldman Sachs International	8/18/2026	290
GBP	1,787,553	EUR	2,084,654	Barclays Bank plc	8/18/2026	3,857
GBP	1,413,005	USD	1,890,187	Standard Chartered Bank	8/18/2026	14,160
IDR	2,903,950,054	USD	160,436	Royal Bank of Canada**	8/18/2026	420
INR	29,210,364	USD	304,809	Merrill Lynch International**	8/18/2026	1,051
INR	32,050,801	USD	335,349	Standard Chartered Bank**	8/18/2026	253
JPY	214,389,441	CHF	1,073,537	HSBC Bank, NA	8/18/2026	19,072
JPY	5,887,708	USD	36,472	Barclays Bank plc	8/18/2026	575
JPY	3,155,432	USD	19,613	BNP Paribas	8/18/2026	242
JPY	5,726,723	USD	35,079	Citibank, NA	8/18/2026	956
JPY	224,696,387	USD	1,391,334	HSBC Bank, NA	8/18/2026	22,546
JPY	21,512,627	USD	132,843	Morgan Stanley	8/18/2026	2,523
NOK	21,813,596	USD	2,227,410	Merrill Lynch International	8/18/2026	73,751
NZD	447,219	AUD	367,422	BNP Paribas	8/18/2026	5,090
NZD	561,478	AUD	467,823	Morgan Stanley	8/18/2026	1,797
NZD	1,704,066	USD	985,053	BNP Paribas	8/18/2026	19,179
NZD	2,086,385	USD	1,189,225	Standard Chartered Bank	8/18/2026	40,313
USD	38,422	CHF	30,980	BNP Paribas	8/18/2026	42
USD	2,792,202	CHF	2,241,022	HSBC Bank, NA	8/18/2026	15,910
USD	170,288	CLP	158,019,397	HSBC Bank, NA**	8/18/2026	315
USD	234,071	THB	7,778,240	Merrill Lynch International	8/18/2026	880
Total unrealized appreciation						264,816
HKD	272,055	USD	34,750	HSBC Bank, NA	8/17/2026	(43)
HKD	15,922	USD	2,034	Merrill Lynch International	8/17/2026	(2)
USD	49,657	EUR	43,379	BNP Paribas	8/17/2026	(391)
USD	7,074	EUR	6,186	Merrill Lynch International	8/17/2026	(63)
USD	168,370	EUR	147,795	Morgan Stanley	8/17/2026	(2,149)
USD	38,271	JPY	6,257,181	Barclays Bank plc	8/17/2026	(1,098)
AUD	64,991	JPY	7,407,155	Standard Chartered Bank	8/18/2026	(891)
CAD	268,772	AUD	273,089	Merrill Lynch International	8/18/2026	(261)
CAD	1,941,673	AUD	1,986,326	Morgan Stanley	8/18/2026	(11,362)
CHF	219,224	EUR	238,602	Merrill Lynch International	8/18/2026	(3,714)
CHF	55,721	GBP	51,426	Goldman Sachs International	8/18/2026	(279)
GBP	967,901	NOK	12,708,447	BNP Paribas	8/18/2026	(36,172)
GBP	354,153	SEK	4,566,105	Morgan Stanley	8/18/2026	(2,581)
HKD	82,112	USD	10,485	HSBC Bank, NA	8/18/2026	(10)
HUF	16,900,446	EUR	47,508	BNP Paribas	8/18/2026	(1,435)
HUF	72,441,259	EUR	199,544	Morgan Stanley	8/18/2026	(1,432)
HUF	59,446,231	USD	191,734	HSBC Bank, NA	8/18/2026	(3,976)
IDR	2,068,675,034	USD	114,696	HSBC Bank, NA**	8/18/2026	(108)
IDR	1,123,859,993	USD	62,293	State Street Corp.**	8/18/2026	(40)
SEK	4,138,405	NOK	4,214,957	HSBC Bank, NA	8/18/2026	(9,711)
THB	1,860,338	USD	55,930	Standard Chartered Bank	8/18/2026	(157)

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TWD	1,325,463	USD	41,142	Standard Chartered Bank**	8/18/2026	(38)
USD	1,597,584	AUD	2,302,207	HSBC Bank, NA	8/18/2026	(21,903)
USD	959,388	CHF	785,183	HSBC Bank, NA	8/18/2026	(13,337)
USD	156,102	CLP	146,082,985	Standard Chartered Bank**	8/18/2026	(1,032)
USD	183,978	CZK	3,902,405	HSBC Bank, NA	8/18/2026	(1,845)
USD	75,371	CZK	1,596,918	Merrill Lynch International	8/18/2026	(670)
USD	61,860	EUR	54,151	BNP Paribas	8/18/2026	(620)
USD	40,140	EUR	35,067	Goldman Sachs International	8/18/2026	(321)
USD	2,575,260	EUR	2,250,148	Merrill Lynch International	8/18/2026	(20,965)
USD	36,461	GBP	27,192	Barclays Bank plc	8/18/2026	(186)
USD	36,409	JPY	5,893,818	BNP Paribas	8/18/2026	(677)
USD	66,055	JPY	10,660,976	HSBC Bank, NA	8/18/2026	(1,028)
USD	62,716	JPY	10,140,709	Standard Chartered Bank	8/18/2026	(1,093)
USD	113,933	KRW	173,787,075	Goldman Sachs International**	8/18/2026	(6,469)
USD	68,437	KRW	99,347,373	Merrill Lynch International**	8/18/2026	(393)
USD	117,856	MXN	2,061,974	Citibank, NA	8/18/2026	(1,055)
USD	127,363	MXN	2,224,694	HSBC Bank, NA	8/18/2026	(932)
USD	486,547	NOK	4,770,516	HSBC Bank, NA	8/18/2026	(16,704)
USD	34,858	NZD	59,706	Morgan Stanley	8/18/2026	(328)
USD	179,998	PHP	11,073,863	Bank of America NA**	8/18/2026	(893)
USD	213,953	PHP	13,150,824	Merrill Lynch International**	8/18/2026	(866)
USD	55,957	PHP	3,441,492	Standard Chartered Bank**	8/18/2026	(260)
USD	116,482	PLN	442,651	Goldman Sachs International	8/18/2026	(2,008)
USD	127,539	PLN	479,222	HSBC Bank, NA	8/18/2026	(741)
USD	150,470	RON	692,189	Goldman Sachs International	8/18/2026	(1,477)
USD	183,894	RON	843,778	Merrill Lynch International	8/18/2026	(1,329)
USD	2,011,120	SEK	19,340,402	HSBC Bank, NA	8/18/2026	(21,496)
USD	962,832	SEK	9,342,757	Morgan Stanley	8/18/2026	(19,063)
USD	161,565	THB	5,414,268	HSBC Bank, NA	8/18/2026	(755)
ZAR	614,274	USD	37,708	HSBC Bank, NA	8/18/2026	(568)
Total unrealized depreciation						(214,927)
Net unrealized appreciation						49,889

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
THB	Thai Baht

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$34,382,037	$—	$—	$34,382,037
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$264,816	$—	$264,816
Futures Contracts (a)	745,756	—	—	745,756
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$(214,927)	$—	$(214,927)

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts (a)	$(192,697)	$(2,382)	$—	$(195,079)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$553,059	$47,507	$—	$600,566

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at May 27, 2026(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c)	$—	$3,114,543	$787,007	$(67)	$96	$2,327,565	2,327,332	$6,110	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c)	—	6,475,601	675,313	—	—	5,800,288	5,800,288	12,850	—
Total	$—	$9,590,144	$1,462,320	$(67)	$96	$8,127,853		$18,960	$—

(a)	Commencement of operations was May 27, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
C. Derivatives— The Fund used derivative instruments including futures contracts and forward foreign currency contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Managed Futures Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.